Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Results by Segments

As of December 31, 2017 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from external customers	100,129	172,760	26,224	0	299,113
Inter-segment revenues	42,286	7,622	16,338	(66,246)	0
Gross profit	93,464	34,013	12,724	(1,444)	138,757
Gross margin, %	65.6	18.9	29.9	0	46.4
Depreciation and depletion	(7,979)	(5,800)	(448)	0	(14,227)
Loss on write-off of non-current assets	(135)	(145)	(41)	0	(321)
Impairment of goodwill and non-current assets	(3,800)	(2,281)	0	0	(6,081)
Operating profit	48,190	9,154	1,267	(1,444)	57,167
Share of profit (loss) of associates, net	18	0	0	0	18
Finance income	475	150	8	0	633
Intersegment finance income	1,335	567	49	(1,951)	0
Finance cost	(34,324)	(12,793)	(493)	0	(47,610)
Intersegment finance cost	(222)	(1,342)	(387)	1,951	0
Income tax expense	(2,023)	(800)	(327)	0	(3,150)
Profit (loss) for the year	18,596	(4,712)	130	(1,444)	12,570
Segment assets	208,585	100,128	10,414	0	319,127
Segment liabilities	368,283	185,074	9,903	0	563,260
Investments in associates	283	0	0	0	283
Goodwill	14,367	556	3,408	0	18,331
Capital expenditures	(5,852)	(1,329)	(321)	0	(7,502)

As of December 31, 2016 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from external customers	89,647	161,639	24,723	—	276,009
Inter-segment revenues	31,907	7,254	15,903	(55,064)	—
Gross profit	76,515	42,148	11,578	(554)	129,687
Gross margin, %	62.9	25.0	28.5	—	47.0
Depreciation and depletion	(7,912)	(5,435)	(367)	—	(13,714)
Loss on write-off of non-current assets	(863)	(1,089)	(1)	—	(1,953)
Impairment of goodwill and non-current assets	(1,336)	(3,866)	—	—	(5,202)
Operating profit	31,012	11,531	701	(554)	42,690
Share of profit (loss) of associates, net	(17)	—	—	—	(17)
Finance income	1,082	93	1	—	1,176
Intersegment finance income	1,401	2,141	53	(3,595)	—
Finance cost	(37,615)	(16,015)	(610)	—	(54,240)
Intersegment finance cost	(1,731)	(1,396)	(468)	3,595	—
Loss after tax for the year from discontinued operations, net	—	(406)	(20)	—	(426)
Income tax (expense) benefit	(5,019)	265	(139)	—	(4,893)
Profit (loss) for the year	2,309	7,455	(378)	(554)	8,832
Segment assets	210,028	104,550	10,887	—	325,465
Segment liabilities	375,938	191,058	11,057	—	578,053
Investments in associates	265	—	—	—	265
Goodwill	14,367	580	3,408	—	18,355
Capital expenditures	(3,958)	(1,206)	(360)	—	(5,524)

As of December 31, 2015 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenues from external customers	80,632	146,032	26,477	—	253,141
Inter-segment revenues	28,091	6,972	14,990	(50,053)	—
Gross profit	57,442	33,395	11,288	(318)	101,807
Gross margin, %	52.8	21.8	27.2	—	40.2
Depreciation and depletion	(9,106)	(4,651)	(328)	—	(14,085)
Loss on write-off of non-current assets	(199)	(492)	—	—	(691)
Impairment of goodwill and non-current assets	—	(16)	(1,444)	—	(1,460)
Operating profit	16,004	8,527	39	(318)	24,252
Finance income	142	38	3	—	183
Intersegment finance income	887	307	53	(1,247)	—
Finance cost	(33,656)	(24,767)	(2,029)	—	(60,452)
Intersegment finance cost	(225)	(878)	(144)	1,247	—
Profit (loss) after tax for the year from discontinued operations, net	764	87	(29)	—	822
Income tax (expense) benefit	(5,630)	(2,795)	103	—	(8,322)
Loss for the year	(71,563)	(40,626)	(2,121)	(318)	(114,628)
Segment assets	217,393	113,985	10,694	—	342,072
Segment liabilities	375,153	216,771	12,002	—	603,926
Investments in associates	284	—	—	—	284
Goodwill	14,367	3,603	3,408	—	21,378
Capital expenditures	(4,971)	(520)	(486)	—	(5,977)

Summary of Group's Revenues Segregated Between Domestic and Export Sales

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2017	2016	2015
Domestic
Russia	176,906	164,361	146,701
Other	23,445	22,252	20,817

Total	200,351	186,613	167,518
Export	98,762	89,396	85,623

Total revenue	299,113	276,009	253,141

Summary of Group's Total Revenues from External Customers by Geographic Area

The Group’s total revenues from external customers by geographic area were as follows:

	2017	2016	2015
Russia	177,005	164,412	146,754
Asia	63,182	54,114	40,119
Europe	36,605	34,126	39,019
CIS	19,346	18,630	20,231
Middle East	2,212	1,536	4,222
USA	286	707	581
Other regions	477	2,484	2,215

Total	299,113	276,009	253,141

Summary of Carrying Amounts of Property, Plant and Equipment Pertaining to Group's Major Operations

The carrying amounts of property, plant and equipment pertaining to the Group’s major operations were as follows:

	December 31, 2017	December 31, 2016
Russia	228,825	238,175
Germany	1,407	1,415
Austria	589	581
Czech Republic	216	206
Romania	41	40
Other	37	35

Total	231,115	240,452

Summary of Group's Revenues from External Customers by Major Products

The following table presents the breakdown of the Group’s revenues from external customers by major products:

	2017	2016	2015
Mining segment
Coal and middlings	84,341	75,258	64,186
Coke and chemical products	13,747	11,330	11,756
Iron ore concentrate	220	126	1,844
Other	1,821	2,933	2,846

Total	100,129	89,647	80,632

Steel segment
Long steel products	96,768	89,575	73,853
Hardware	27,578	24,580	23,443
Flat steel products	22,505	18,230	17,490
Forgings and stampings	12,247	11,652	12,166
Semi-finished steel products	492	3,434	5,027
Ferrosilicon	2,807	3,368	3,528
Steel pipes	2,733	3,286	3,308
Other	7,630	7,514	7,217

Total	172,760	161,639	146,032

Power segment
Electricity	24,297	22,527	24,524
Other	1,927	2,196	1,953

Total	26,224	24,723	26,477

Total revenue	299,113	276,009	253,141